Equity and Other Investments - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) investment	Dec. 31, 2020 USD ($)	Apr. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Fair value measurement of investment		$ 543,379	$ 173,454
With readily determinable fair values		3,206,288	0
Unrealized gains		$ 2,204
Number of investments | investment		3
Determinable fair value		$ 38,880
Equity securities without readily determinable fair value downward price		34,722
Payments to acquire debt securities	$ 200,000
Debt securities interest income		4,000
Debt securities under the fair value option		205,878	0
Debt securities unrealized gain		1,878
Affirm Holdings, Inc.
Schedule of Equity Method Investments [Line Items]
Fair value measurement of investment					$ 24,710
With readily determinable fair values		2,041,126
Net unrealized gain on equity and other investments		1,882,974	$ 133,239
Global-E
Schedule of Equity Method Investments [Line Items]
Fair value measurement of investment		1,165,162		$ 192,300
Unrealized gains		$ 972,744
Global-E | Measurement Input, Discount for Lack of Marketability
Schedule of Equity Method Investments [Line Items]
Weighted average discount		0.15
Private Company, Partnership Interest
Schedule of Equity Method Investments [Line Items]
Fair value measurement of investment		$ 375
Equity securities without readily determinable fair value, downward price adjustment, annual amount		26,722
Equity Investment In Private Companies
Schedule of Equity Method Investments [Line Items]
Fair value measurement of investment		75,193
Strategic Partnerships
Schedule of Equity Method Investments [Line Items]
Fair value measurement of investment		$ 75,758